8. Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal [Abstract]
Current	$ (295)	$ (735)
Deferred	(482)	(1,944)
Total	$ (777)	$ (2,679)